Reconciliation of Income Tax Expense to Amount Computed by Applying Current Statutory Tax Rate to Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (15,231)	$ (13,254)	$ 3,944
PRC tax rate	25.00%	25.00%	25.00%
(Tax expense) tax benefit at PRC tax rate on income before income tax	$ 3,808	$ 3,314	$ (986)
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(192)	(530)	(208)
Change in valuation allowance	870	(2,249)	(1,743)
Reversal of tax loss cannot be recoverable in future			(950)
Non-deductible and non-taxable items	(2,311)	94	3,118
Loss from discontinued operations and others	(135)	(629)	769
Income tax benefit	$ 2,040	$ 0	$ 0